Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Beginning of Period		$ 29,178	$ 21,052
Additions Charged to Costs and Expenses
Additions Charged to Other Accounts	[1]	677,652	765,732
Deductions	[2]	624,413	757,606
End of Period		$ 82,417	$ 29,178

[1]	Allowance for doubtful accounts charged to bad debt expense of $53,239 and $15,673 during fiscal years 2020 and 2019, respectively. Cash discounts allowed on sales and charged against revenue of $624,413 and $750,059 during fiscal years 2020 and 2019, respectively.
[2]	Accounts receivable written off of $0 and $7,547 and cash discounts taken on sales of $624,413 and $750,059 during fiscal years 2020 and 2019, respectively.